Segment Information - Summary of Financial Information Relating to Revenue Generating Segments (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 People's Republic of China [Member] USD ($)	Dec. 31, 2013 People's Republic of China [Member] CNY	Dec. 31, 2012 People's Republic of China [Member] CNY	Dec. 31, 2011 People's Republic of China [Member] CNY	Dec. 31, 2013 Enterprise Software and Related Customer Maintenance Services [Member] People's Republic of China [Member] CNY	Dec. 31, 2012 Enterprise Software and Related Customer Maintenance Services [Member] People's Republic of China [Member] CNY	Dec. 31, 2011 Enterprise Software and Related Customer Maintenance Services [Member] People's Republic of China [Member] CNY	Dec. 31, 2013 Software Development [Member] People's Republic of China [Member] CNY	Dec. 31, 2012 Software Development [Member] People's Republic of China [Member] CNY	Dec. 31, 2011 Software Development [Member] People's Republic of China [Member] CNY	Dec. 31, 2013 B2C e-commerce [Member] People's Republic of China [Member] CNY	Dec. 31, 2012 B2C e-commerce [Member] People's Republic of China [Member] CNY	Dec. 31, 2011 B2C e-commerce [Member] People's Republic of China [Member] CNY
Segment Reporting Information [Line Items]
Net revenues	$ 17,815	107,847	90,387	75,216	$ 18,099	109,563	94,667	70,879	58,283	64,074	56,677	6,004	7,481	5,963	45,276	23,112	8,239
Gross profit (loss)	$ 11,171	67,624	69,659	64,483	$ 11,454	69,340	73,926	60,167	58,283	64,074	56,677	3,308	5,103	3,703	7,749	4,749	(213)